UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-877-607-0414

Date of fiscal year end: December 31, 2019

Date of reporting period: July 1, 2018– June 30, 2019

Item 1. Proxy Voting Record.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
OWENS REALTY MORTGAGE, INC.	7/16/2018	690828108	ORM

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Shareholder
Steven D. Hovde
James P. Hua
For	For	2. The Company's proposal to ratify the appointment of Crowe Horwath LLP as the Company's independent registered public accounting firm for the year ending December 31, 2018.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
TRIANGLE CAPITAL CORP.	7/24/2018	895848109	TCAP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve the Asset Purchase Agreement, dated as of April 3, 2018 (the "Asset Purchase Agreement"), by and between the Company and BSP Asset Acquisition I, LLC (the "Asset Buyer"), and the transactions contemplated thereby, including the sale of substantially all of the Company's portfolio investments to the Asset Buyer for the price, and on the terms, set forth in the Asset Purchase Agreement (the "Asset Sale").
Issuer
Mirror Vote	For
2. To approve, in accordance with Section 312.03 of the New York Stock Exchange Listed Company Manual, the issuance and sale by the Company to Barings LLC ("Barings") of up to, under certain circumstances, $150 million worth of shares of common stock, par value $0.001 per share, of the Company (the "Stock Issuance") pursuant to the terms of the Stock Purchase and Transaction Agreement, dated as of April 3, 2018, by and between the Company and Barings (the "Externalization Agreement").
Issuer
Mirror Vote	For	3. To approve the investment advisory agreement (the "Advisory Agreement") pursuant to which Barings would be appointed as the investment adviser of the Company.	Issuer
Mirror Vote	For	4. To approve the investment advisory agreement (the "Advisory Agreement") pursuant to which Barings would be appointed as the investment adviser of the Company.	Issuer
Mirror Vote	For
5. To approve on an advisory, non-binding basis, the payment of an estimated $17.2 million in the aggregate, subject to the occurrence of certain conditions regarding change of control and termination, in golden parachute payments that will or may become payable by the Company to its named executive officers pursuant to their employment and other arrangements with the Company in connection with the closing of the transactions contemplated by the Asset Purchase Agreement and the Externalization Agreement.
Issuer
Mirror Vote	For
6. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to approve the Asset Purchase Agreement and related Asset Sale, the Stock Issuance or the Advisory Agreement.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
BLACKROCK NY MUNI INCOME QUALITY TRUST	7/30/2018	09249u105	BSE

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Shareholder
Robert Fairbaim
Catherine A. Lynch
Karen P. Robards

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
ATLANTIC ACQUISTION CORP.	8/10/2018	048206106	ATAC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1.Business Combination Proposal - To approve the authorization for Atlantic's board of directors to complete the merger of Merger Sub into HF Group Holding Corporation ("HF Group"), resulting in HF Group becoming a wholly owned subsidiary of Atlantic, as provided for in the Acquisition Agreement, or the "Business Combination."
Issuer
For	None
1a. Intention to Exercise Redemption Rights If you intend to exercise your redemption rights, please check this 'FOR' box. Checking this 'FOR' box, however,is not sufficient to exercise your redemption rights. You must comply with the procedures set forth in the definitive proxy statement under the section entitled "Special Meeting of Atlantic Shareholders - Redemption Rights."
Issuer
For	None
1b. Stockholder Certification I hereby certify that I am not acting in concert, or as a "group" (as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended), with any other stockholder with respect to the shares of common stock of Atlantic, owned by me in connection with the proposed Business Combination between Atlantic and HF Group. "For" = I am not acting in concert. "Against" = I am acting in concert.
Issuer
For	For	2.Name Change Proposal - To approve the amendment of the certificate of incorporation Atlantic to change Atlantic's name from "Atlantic Acquisition Corp." to "HF Foods Group Inc."	Issuer
For	For	3.Equity Incentive Plan Proposal - To approve the 2018 Omnibus Equity Incentive Plan.	Issuer
For	For
4.Nasdaq Proposal - To approve the issuance of more than 20% of the issued and outstanding shares of common stock of Atlantic pursuant to the terms of the Acquisition Agreement and Business Combination, as required by Nasdaq Listing Rules 5635(a) and (d).
Issuer
For	For	5.Adjournment Proposal - To approve the adjournment of the special meeting in the event Atlantic does not receive the requisite shareholder vote to approve the Business Combination.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
BLACKROCK DEBT STRATAGIES	8/15/2018	245915103	DSU

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder

NO VOTE, shares sold.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
DELAWARE ENHANCED GLOBAL DIVIDEND AND INCOME FUND	8/22/2018	246060107	DEX

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Shareholder
Jason Beckett
Jeremy Benkiewicz
Stephen J. Flanagan
Frederic Gabriel
Paul Kazarian
Thomas H. McGlade
Nitin Sapru
Pierre Weinstein
For	For
2. For the Board to consider authorizing a self-tender offer for all outstanding shares of the Fund at or close to net asset value ("NAV"). If more than 50% of the Fund's outstanding shares are submitted for tender, the tender offer should be cancelled and the Board should take the steps necessary to liquidate or convert the Fund into an open-end mutual fund.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
STELLAR ACQUISTION III INC	8/22/2018	Y8172W107	STLR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Further amend the Company's second amended and restated articles of incorporation to extend the date that the Company has to consummate a business combination from August 24, 2018 to December 26, 2018 or such earlier date as may be determined by the Board.
Issuer
For	None
2. Amend the Amended and Restated Investment Management Trust Agreement by and between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the trust account established in connection with the Company's initial public offering if the Company has not completed a business combination from August 24, 2018 to December 26, 2018 and to permit the withdrawal of funds from the trust account to pay shareholders who properly exercise their redemption rights in connection with Proposal 1.
Issuer
For	None
3. Adjourn the special meeting of shareholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2.
Issuer
For	For
4. You may exercise your redemption rights by marking the "For" box. If you exercise your redemption rights, then you will be exchanging your public shares of the common stock of the Company for cash and you will no longer own such public shares. YOU WILL ONLY BE ENTITLED TO RECEIVE CASH FOR THOSE PUBLIC SHARES IF YOU TENDER THE STOCK CERTIFICATES REPRESENTING SUCH REDEEMED PUBLIC SHARES TO THE COMPANY'S DULY APPOINTED AGENT PRIOR TO THE VOTE AT SUCH MEETING.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
STEWART INFORMATION SERVICES	9/5/2018	860372101	STC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Approval and adoption of the Agreement and Plan of Merger, dated as of March 18, 2018, by and among Stewart Information Services Corporation ("Stewart"), Fidelity National Financial, Inc., A Holdco Corp. and S Holdco LLC.
Issuer
For	For	2. Approve, on a non-binding advisory basis, certain compensation that will or may be paid by Stewart to its named executive officers that is based on or otherwise relates to the mergers.	Issuer
For	For
3. Approve an adjournment of the special meeting of stockholders of Stewart, including if necessary to solicit additional proxies in favor of the proposal to approve and adopt the merger agreement, if there are not sufficient votes at the time of such adjournment to approve and adopt the merger agreement.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
NEW YORK REIT INC	9/7/2018	64976L208	NYRT

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve conversion of New York REIT, Inc. from a Maryland corporation to a Delaware limited liability company to be known as New York REIT Liquidating LLC (the "LLC"), in accordance with Maryland law and Delaware law pursuant to articles of conversion, a certificate of conversion and a certificate of formation, and to approve the operating agreement of the LLC.
Issuer
For	For	2. A proposal to adjourn the special meeting to a later date or dates, if necessary, to solicit additional proxies in favor of the proposal to approve the conversion.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
DEUTCHE MULTI-MARKET INC	9/12/2018	25160E102	KMM

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. DIRECTOR	Shareholder
1) Keith R. Fox
2) Richard J. Herring
3) William N. Searcy, Jr.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
DEUTCHE STRATEGIC INCOME TR	9/12/2018	25160F109	KST

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. DIRECTOR	Shareholder
1) Keith R. Fox
2) Richard J. Herring
3) William N. Searcy, Jr.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN GLOBAL PREMIER PROPERTIES FD C	9/19/2018	00302l108	AWP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. DIRECTOR	Shareholder
1)John Sievwright

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
ROYCE VALUE TRUST, INC	9/24/2018	780910105	RVT

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. DIRECTOR	Shareholder
1) Charles M. Royce
2) Peter O'Brien
3) David L. Meister

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
AVISTA HEALTHCARE PUBLIC ACQ. CORP	10/4/2018	G0726L125	AHPA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To consider and vote upon a proposal to amend the Company's amended and restated memorandum and articles of association to extend the date by which the Company has to consummate a business combination from October 14, 2018 to February 15, 2019.
Issuer
For	For
2. To consider and vote upon a proposal to amend the Company's Investment Management Trust Agreement by and between AHPAC and Continental Stock Transfer & Trust Company, to extend date on which to commence liquidating the trust account established in connection with Company's initial public offering in event the Company has not consummated a business combination.
Issuer
For	For
3. To consider and vote upon a proposal to approve the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, approval of one or more proposals to be submitted for shareholder approval at general meeting.
Issuer
For	N/A
3A. You may exercise your redemption rights with respect to all or a portion of your public shares by marking the "FOR" box. If you exercise your redemption rights, then you will be exchanging the indicated number of your public shares of the common stock of Company for cash and you will no longer own such public shares.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
I-AM CAPITAL ACQUISITION	10/4/2018	45074Q108	IAM

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve the subscription agreement between the Company and Smaaash Entertainment Private Limited, a company incorporated in the Republic of India ("Smaaash") and the other parties thereto, as amended (the "Subscription Agreement"), the master license and distribution agreement, by and between I-AM Capital and Smaaash (the "Master Distribution Agreement"), the master franchise agreement, by and between I-AM Capital and Smaaash (the "Master Franchise Agreement"), the Shareholders' Agreement and the transactions contemplated by such agreements.
Issuer
For	For
2. The Certificate Amendment Proposal - To approve an amendment and restatement of the Company's second amended and restated certificate of incorporation, to (i) change the Company's name from "I-AM Capital Acquisition Company" to "Smaaash Entertainment Inc." and (ii) change certain provisions related to the Company's transition from a blank check company to an operating company, as reflected in the proposed third amended and restated certificate of incorporation, a copy of which is attached to the accompanying proxy statement as Annex E
Issuer
For	For	3A. Re-election of Class I Director: Donald R. Caldwell	Issuer
For	For	3B. Re-election of Class I Director: Roman Franklin	Issuer
For	For	3C. Re-election of Class I Director: Frank Leavy	Issuer
For	For	3D.Re-election of Class I Director: Edward Leonard Jaroski	Issuer
For	For	3E. Election of Class II Director: Shripal Morakhia	Issuer
For	For	4. The Incentive Plan Proposal - To approve the adoption of the I-AM Capital 2018 Equity Incentive Plan, a copy of which is attached to the accompanying proxy statement as Annex F	Issuer
For	For	5. The Incentive Plan Proposal - To approve the adoption of the I-AM Capital 2018 Equity Incentive Plan, a copy of which is attached to the accompanying proxy statement as Annex F	Issuer
For	For
6. The Adjournment Proposal - To approve adjournment of the special meeting to a later date or dates, if necessary or desirable, to permit further solicitation and vote of proxies, in the event that there are not sufficient votes to approve one or more proposals presented at the special meeting or that one or more closing conditions under the Subscription Agreement will not be satisfied.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
ALLIANCE CALIFORNIA MUNI INCOME	10/11/2018	018546101	AKP

Vote	Shareholder Recommended Vote	Proposal	Propose by issuer or shareholder
Against	Against	1. TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT WITH ALLIANCEBERNSTEIN L.P.	Shareholder
For	For
2. To not present these shares at the meeting if the proxyholders believe that the above proposal is less likely to be approved if your shares are not represented at the meeting (by making it more difficult to reach a quorum) than if they are represented at the meeting.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
THE ASIA PACIFIC FUND	10/12/2018	044901106	APB

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. DIRECTOR	Issuer
Jessica M. Bibliowicz
David G.P. Scholfield
William G. Tung
MIRROR VOTE	For	2. To approve the liquidation and dissolution of the Fund.
MIRROR VOTE	For
3. RESOLVED: All investment advisory and management agreements between The Asia Pacific Fund, Inc. and Value Partners Hong Kong Limited shall be terminated by the Fund, pursuant to right of stockholders as embodied in Section 15(a)(3) of Investment Company Act of 1940 and as required to be included in such agreements, at earliest date Fund is legally permitted to do so.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Hennessy Capital Acquistion III	10/17/2018	42588L105	HCAC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To approve that certain Purchase Agreement, dated as of June 25, 2018 and amended as of July 12, 2018 (as may be further amended from time to time, the "Purchase Agreement"), by and between the Company and JFL-NRC-SES Partners, LLC ("JFL Partners"), and the transactions contemplated thereby (the "Business Combination"), which provides for the acquisition by the Company of all of the issued and outstanding membership interests of NRC Group Holdings, LLC from JFL Partners.
Issuer
For	For
1a. Intention to Exercise Redemption Rights: If you intend to exercise your redemption rights, please check "for" box. Checking this box, however, is not sufficient to exercise your redemption rights. You must comply with the procedures set forth in the definitive proxy statement under the heading "Special Meeting in Lieu of 2018 Annual Meeting of Hennessy Capital Stockholders - Redemption Rights."
Issuer
For	For
1b. Shareholder Certification: I hereby certify that I am not acting in concert, or as a "group" (as defined in Section 13(d) (3) of the Securities Exchange Act of 1934, as amended), with any other stockholder with respect to the shares of common stock of the Company owned by me in connection with the proposed Business Combination between the Company and NRC Group Holdings, LLC. (For = I am not, Against = I am)
Issuer
For	For
2.To approve the amendment of the Company's certificate of incorporation (the "existing charter") to increase the Company's authorized preferred stock. Each of the Charter Proposals is conditioned on the approval of the Business Combination Proposal.
Issuer
For	For
3.To approve the amendment of the Company's existing charter to provide for the classification of the Company's board of directors into three classes of directors with staggered three-year terms of office and to make certain related changes. Each of the Charter Proposals is conditioned on the approval of the Business Combination Proposal.
Issuer
For	For
4. To approve the amendment of the Company's existing charter to provide for the removal of directors with or without cause by stockholders voting a majority of the outstanding shares of Company common stock, provided that at any time that JFL (as defined in the accompanying proxy statement) beneficially owns, in the aggregate, less than 50% of Company common stock, directors may be removed from office only for cause and only by the affirmative vote of holders of the majority of the outstanding shares of Company common stock.
Issuer
For	For
5. To approve the amendment of the Company's existing charter to require an affirmative vote by the holders of at least 66.67% of the outstanding shares of Company common stock to amend, alter, change or repeal or adopt certain provisions of the proposed charter for so long as JFL beneficially owns, in the aggregate, at least 10% of outstanding shares of Company common stock. Each of the Charter Proposals is conditioned on the approval of the Business Combination Proposal.
Issuer
For	For
6. To approve the amendment of the Company's existing charter to require an affirmative vote of at least 66.67% of the outstanding shares of Company common stock to amend, alter or repeal the proposed amended and restated bylaws of the Company for so long as JFL beneficially owns, in the aggregate, at least 10% of the outstanding shares of Company common stock. Each of the Charter Proposals is conditioned on the approval of the Business Combination Proposal.
Issuer
For	For
7. To approve the amendment of the Company's existing charter to provide for certain changes to adopt ownership qualifications, restrictions, requirements and procedures to assist the Company in complying with certain provisions of the Jones Act (as defined in the accompanying proxy statement). Each of the Charter Proposals is conditioned on the approval of the Business Combination Proposal.
Issuer
For	For
8. To approve the amendment of the Company's existing charter to provide for certain additional changes, including changing the Company's name from "Hennessy Capital Acquisition Corp. III" to "NRC Group Holdings Corp.," which the Company's board of directors believes are necessary to adequately address the post-Business Combination needs of the Company. Each of the Charter Proposals is conditioned on the approval of the Business Combination Proposal.
Issuer
For	For
9. To approve the amendment of the Company's existing charter to provide for certain additional changes, including changing the Company's name from "Hennessy Capital Acquisition Corp. III" to "NRC Group Holdings Corp.," which the Company's board of directors believes are necessary to adequately address the post-Business Combination needs of the Company. Each of the Charter Proposals is conditioned on the approval of the Business Combination Proposal.

For	For	10 .DIRECTOR	Issuer

James Baumgardner
Christian Swinbank
John Rapaport
James F. O'Neil III
For	For
11. Incentive Plan Proposal - To approve the NRC Group Holdings Corp. 2018 Equity and Incentive Compensation Plan. The Incentive Plan Proposal is conditioned on the approval of the Business Combination Proposal and Proposal 2.
Issuer
For	For
12. To approve (i) the issuance of shares of common stock to JFL Partners (ii) the issuance of up to 2,439,025 shares of Company common stock and up to 1,000,000 shares of Series A Convertible Preferred Stock, (iii) the issuance by the Company of 1,951,220 shares of Company common stock and 300,000 shares of Series A Convertible Preferred Stock convertible into shares of Company common stock to JFLCo or one or more of its affiliated investment funds and (iv) the potential change of control of the Company under the NYSE American listing rules.
Issuer
For	For
13. Adjournment Proposal - To adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Business Combination Proposal, the Charter Proposals, the Director Election Proposal, the Incentive Plan Proposal or the NYSE Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
MVC CAPITAL, INC.	10/30/2018	553829102	MVC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. DIRECTOR	Issuer
Emilio Dominianni
Phillip Goldstein
Gerald Hellerman
Warren Holtsberg
Robert Knapp
Scott Krase
William Taylor
Michael Tokarz

MIRROR VOTE	For	2. To ratify the selection of Grant Thornton LLP as the Fund's independent registered public accounting firm for fiscal year 2018.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
BOULDER GROWTH & INCOME FUND	11/14/2018	10150710	BIF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. DIRECTOR	Issuer
Richard I. Barr
Steven K. Norgaard

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
JAPAN SMALLER CAPITALIZATION FD	11/20/2018	47109U104	JOF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. DIRECTOR	Issuer
Rodney A. Buck
David B. Chemidlin

MIRROR VOTE	Against	2. A Shareholder proposal requesting that the Board of Directors take action to declassify the board of Directors	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
EATON VANCE MUNICIPAL BOND FUND II	12/1/2018	27827K109	EIV

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Abstain	For	1. To approve the agreement and plan of Reorganization between the Fund and Eaton Vance Municipal Bond Fund	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
HILL INTERNATIONAL	12/6/2018	431466101	HIL

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Arnaud Ajdler
Raouf S. Ghali
For	For	2. Advisory vote to approve the Company's named executive officer compensation	Issuer
For	For	3. Ratification of the appointment of EisnerAmper LLP as the Company's independent registered public accounting firm for 2018	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
THE CHINA FUND, INC.	12/7/2018	169373107	CHN

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. To approve the proposed Investment Advisory and Management Agreement between the fund and Matthews International Capital Management, LLC.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
DRAPER OAKWOOD TECHNOLOGY ACQUISTION, INC.	12/19/2018	26146l103	DOTA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To consider and vote upon a proposal to approve and adopt the Business Combination Agreement, the transactions contemplated thereby and the performance by Draper Oakwood Technology Acquisition, Inc. of its obligations thereunder (the "Business Combination").
Issuer
For	For
1a. To consider and vote upon a proposal to approve and adopt the Business Combination Agreement, the transactions contemplated thereby and the performance by Draper Oakwood Technology Acquisition, Inc. of its obligations thereunder (the "Business Combination").
Issuer
For	For
2a. To consider and vote upon a proposal to approve and adopt the Business Combination Agreement, the transactions contemplated thereby and the performance by Draper Oakwood Technology Acquisition, Inc. of its obligations thereunder (the "Business Combination").
Issuer
For	For	2b. To consider and vote upon proposals to approve the adoption of the following incentive compensation plans: 2018 Reebonz Share Option Plan.	Issuer
For	For	2c. To consider and vote upon proposals to approve the adoption of the following incentive compensation plans: Management Performance Plan	Issuer
For	For	3. To consider and vote upon proposals to approve the adoption of the following incentive compensation plans: Management Performance Plan	Issuer
For	For
4. The Adjournment Proposal - To consider and vote upon a proposal to adjourn the special meeting of stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Business Combination Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
BISON CAPITAL ACQUISTION CORP	12/28/2018	G1142P104	BCAC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Richard Wu
Charles Prizzi
Thomas Folinsbee
For	For
2. To ratify the appointment of Marcum LLP ("Marcum") as the Company's independent registered public accounting firm for the fiscal year ended December 31, 2017 and the interim periods ended March 31, 2018, June 30, 2018 and September 30, 2018.
Issuer
For	For
3. To direct the chairman of the Meeting to adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Meeting, there are not sufficient votes to approve any of the foregoing proposals.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
PUTNAM HIGH INCOME SECURITIES FUND	1/22/2019	746779107	PCF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To change the nature of the Fund's business from being an investment company under the Investment Company Act of 1940, as amended and to deregister the Fund as an investment company with the Securities and Exchange Commission to permit the Fund to operate as a holding company.
Issuer
For	For	2. To approve the reorganization of the Fund from a Massachusetts business trust into a newly established Delaware corporation	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
PENSARE ACQUISTION CORP.	1/28/2019	70957e105	WRLS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Charter Amendment: Amend Pensare's Amended and Restated Certificate of Incorporation to extend the date by which the Company has to consummate a business combination (the "Extension") for an additional three months, from February 1, 2019 to May 1, 2019, and permit holders of public shares to redeem their shares for their pro rata portion of the trust account.
Issuer
For	For	2. DIRECTOR	Issuer
U. Bertram Ellis, Jr.
Karl Krapek
Dennis Lockhart
Dr. Klaas Baks
For	For
3. Ratification of Selection of Independent Registered Public Accounting Firm: To ratify the selection by our Audit Committee of Marcum LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending March 31, 2019.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
GTY TECHNOLOGY HOLDINGS INC.	2/7/2019	G4182A102	GTYH

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The GTY Merger Proposal - to approve by special resolution and adopt: an Agreement and Plan of Merger ("GTY Agreement") with GTY GovTech, Inc., ("New GTY"), and GTY Technology Merger Sub, Inc., ("GTY Merger Sub"), which, among other things, provides for the merger of GTY Merger Sub with and into GTY (the "GTY Merger"), with GTY surviving the GTY Merger as a direct, wholly- owned subsidiary of New GTY (the "GTY Merger") (the transactions contemplated by the GTY Agreement, the "GTY Transaction") (we refer to this as the "GTY merger proposal").
Issuer
For	For	2. The Business Combination Proposal - to consider and vote upon a proposal to approve by ordinary resolution and adopt: Please see the Proxy Statement for the Proposal language.	Issuer
For	For	3. To approve the provision in the Proposed Charter changing the authorized share capital.	Issuer
For	For
4. Organizational Documents Proposal B - to approve the provision in the Proposed Bylaws providing that directors will be elected if "for" votes exceed "against" votes in uncontested elections and by plurality vote in contested elections, rather than by an affirmative vote of a majority of the issued and outstanding shares entitled to vote and actually cast thereon as required under the Existing Organizational Documents.
Issuer
For	For
5. Organizational Documents Proposal C - to approve the provision in the Proposed Bylaws providing that a director may only be removed for cause by the affirmative vote of a majority of the shares entitled to vote at an election of directors and only at a shareholder meeting called for the purpose of removing such director, rather than by an affirmative vote of a majority of the issued and outstanding shares entitled to vote and actually cast thereon or by the vote of all other directors as required under the Existing Organizational Documents;
Issuer
For	For
6. Organizational Documents Proposal D - to approve the provisions in the Proposed Bylaws providing for certain advance notice procedures that shareholders must comply with in order to bring business before a shareholder meeting or to nominate candidates for election as directors.
Issuer
For	For
7. Organizational Documents Proposal C - to approve the provision in the Proposed Bylaws providing that a director may only be removed for cause by the affirmative vote of a majority of the shares entitled to vote at an election of directors and only at a shareholder meeting called for the purpose of removing such director, rather than by an affirmative vote of a majority of the issued and outstanding shares entitled to vote and actually cast thereon or by the vote of all other directors as required under the Existing Organizational Documents;
Issuer
For	For
8. Organizational Documents Proposal F - to approve the provision in the Proposed Charter providing that amendments to the Proposed Charter will generally require the affirmative vote of a majority of shares generally entitled to vote on such matter or action by the board of directors pursuant to Subsection (c) of Section 10.03 of the Massachusetts Business Corporation Act ("MBCA"), rather than two-thirds of the issued and outstanding shares entitled to vote and actually cast thereon as generally required under the Existing Organizational Documents.
Issuer
For	For
9. Organizational Documents Proposal G - to approve the provision in the Proposed Bylaws providing that the Proposed Bylaws may generally be amended by a majority vote of the directors or by a majority vote of shareholders at a shareholder meeting called for such purpose, rather than by two-thirds of the issued and outstanding shares entitled to vote and actually cast thereon as generally required under the Existing Organizational Documents.
Issuer
For	For
10. Organizational Documents Proposal H - to approve the provision in the Proposed Bylaws providing that, subject to certain exceptions, shareholders who hold an aggregate of at least 40% of all votes entitled to be cast may call a special meeting of shareholders, rather than not less than 30% in par value of issued shares that carry the right to vote at general meetings as required under the Existing Organizational Documents.
Issuer
For	For
11. To approve all other differences between the Existing Organizational Documents of GTY and the Proposed Charter of New GTY as a result of the GTY Merger, including, among other things, (i) the name of the new public entity will be "GTY Technology Holdings Inc.", and (ii) the lack of certain provisions related to GTY's status as a blank check company that are not applicable to New GTY, all of which GTY's board of directors believe are necessary to adequately address the needs of New GTY after the business combination.
Issuer
For	For
12. To approve by ordinary resolution, assuming the GTY merger proposal, business combination proposal and the organizational documents proposals are approved and adopted, the issuance of shares of New GTY common stock to the Bonfire Holders, the CityBase Holders, the eCivis Holders, the OpenCounter Holders, the Questica Holders and the Sherpa Holders and certain institutional and accredited investors, in each case as described in the accompanying proxy statement/prospectus (we refer to this proposal as the "stock issuance proposal").
Issuer
For	For
13. To approve by ordinary resolution, assuming the GTY merger proposal, business combination proposal, the organizational documents proposals and the stock issuance proposal are approved and adopted, the GTY Technology Holdings Inc. 2019 Omnibus Incentive Plan, a copy of which is attached to the accompanying proxy statement/prospectus as Annex K (we refer to this proposal as the "incentive plan proposal" and, collectively the "condition precedent proposals").
Issuer
For	For
14. The Adjournment Proposal - to consider and vote upon a proposal to approve by ordinary resolution the adjournment of the general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the general meeting, any of the condition precedent proposals would not be duly approved and adopted by our shareholders or we determine that one or more of the closing conditions under the Transaction Documents is not satisfied or waived ("adjournment proposal").
Issuer
For	For
14A. Shareholder Certification I hereby certify that I am not acting in concert or as a "group" as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended, with any other shareholder with respect to the Shares in connection with the proposed business combination.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
MODERN MEDIA ACQ.	2/8/2019	60765P103	MMDM

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment: Proposal to amend the Company's Second Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate a business combination from February 17, 2019 to June 17, 2019.
Issuer
For	For
2. Trust Amendment: Proposal to amend the Investment Management Trust Agreement, dated as of May 17, 2017, between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the trust account established in connection with the Company's initial public offering if the Company has not completed a business combination from February 17, 2019 to June 17, 2019.
Issuer
For	For	3. Election of Class I Director: John White	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN EMER. MKTS EQ INCOME	2/21/2019	00301W105	AEF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Class II Director 1.1 LAWRENCE J. FOX, 1.2 C. WILLIAM MAHER	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Union Acq. Corp	2/27/2019	G9366W101	LTN

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination and Rizobacter Call Option Agreement Proposal-To consider and vote upon a proposal to (i) approve and adopt the share exchange agreement, by and between UAC, Joseph J. Schena, in his capacity as a representative of UAC shareholders, and Bioceres, Inc., a Delaware corporation that will convert to Bioceres LLC ("Seller") (ii) ratify the amended call option agreement, dated as of October 22, 2018, as may be amended from time to time.
Issuer
For	None	1a. I HEREBY EXERCISE MY REDEMPTION RIGHTS	Issuer
For	None
1b. SHAREHOLDER CERTIFICATION: I hereby certify that I am not acting in concert, or as a "group" (as defined in Section 13(d) (3) of the Securities Exchange Act of 1934, as amended), with any other shareholder with respect to the shares of UAC owned by me in connection with the proposed business combination between UAC and Bioceres LLC.
Issuer
For	For
2. The Articles Amendment Proposals-To consider and vote upon four separate proposals to approve by special resolution, assuming the Business Combination and Rizobacter Call Option Agreement Proposal is approved and adopted, the following amendments to UAC's amended and restated memorandum and articles of association (the "Articles"): To consider and vote upon an amendment to the Articles to authorize changing the post- business combination corporate name from "Union Acquisition Corp." to "Bioceres Crop Solutions Corp." ("BIOX")
Issuer
For	For	3. To consider and vote upon an amendment to the Articles to authorize changing UAC's fiscal year end to June 30.	Issuer
For	For
4. To consider and vote upon an amendment to the Articles to authorize removing certain provisions relating to UAC's status as a blank-check company that will no longer apply upon consummation of the business combination.
Issuer
For	For	5. To consider and vote upon an amendment to the Articles to authorize removing the classified board structure of the UAC Board.	Issuer
For	For
6. The Director Election Proposal-To consider and vote upon a proposal to appoint seven directors to serve on the board of directors of BIOX until their respective successors are duly elected and qualified pursuant to the terms of the Articles.
Issuer
For	For
7. The NYSE Proposal-To consider and vote upon a proposal to approve, assuming the Business Combination and Rizobacter Call Option Agreement Proposal and the Articles Amendment Proposals are approved and adopted, for purposes of complying with applicable provisions of Section 312.03 of the New York Stock Exchange Listed Company Manual, the issuance of more than 20% of UAC's issued and outstanding ordinary shares to the Seller in connection with the business combination and the related change of control.
Issuer
For	For	8. The Adjournment Proposal-To consider and vote upon a proposal to approve the adjournment of the general meeting to a later date or dates, if necessary.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
KBL Merger Corp. IV	3/5/2019	48242A104	KBLM

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension of Corporate Life: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination from March 7, 2019 to June 7, 2019 (or September 9, 2019 if the Company has executed a definitive agreement for a business combination by June 7, 2019) or such earlier date as determined by the Board.
Issuer
For	For
2. Adjournment: Adjourn the Special Meeting of stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.

For	None
3. You may exercise your redemption rights by marking the "For" box. If you exercise your redemption rights, then you will be exchanging your public shares of the common stock of the Company for cash and you will no longer own such public shares. YOU WILL ONLY BE ENTITLED TO RECEIVE CASH FOR THOSE PUBLIC SHARES IF YOU TENDER YOUR STOCK CERTIFICATES REPRESENTING SUCH REDEEMED PUBLIC SHARES TO THE COMPANY'S DULY APPOINTED AGENT PRIOR TO THE VOTE AT SUCH MEETING.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Haymaker Acquistion Corp.	3/6/2019	420870107	HYAC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO VOTE, shares sold 2/26/19	For		Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
MS Asia-Pacific Fund, Inc.	3/8/2019	61744U106	APF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For
1. To approve the actions and transactions described in that certain Agreement and Plan of Reorganization, dated December 5, 2018, between Morgan Stanley Asia-Pacific Fund, Inc., (the "Acquired Fund"), and Morgan Stanley Institutional Fund, Inc., on behalf of the Emerging Markets Portfolio (the "Acquiring Fund"), pursuant to which substantially all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund in exchange for Class I shares of common stock of the Acquiring Fund and pursuant to which the Acquired Fund will be dissolved (the "Reorganization"). As a result of this transaction, stockholders of the Acquired Fund will become stockholders of the Acquiring Fund receiving Class I shares of common stock of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of common stock of the Acquired Fund held immediately prior to the Reorganization.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
DUFF & PHELPS UTILITY & CORP BD	3/11/2019	26432K108	DUC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Robert J. Genetski
Philip R. McLoughlin
Nathan I. Partain

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
DTF TAX-FREE INCOME FUND	3/11/2019	23334J107	DTF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Philip R. McLoughlin
Nathan I. Partain

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
THE CHINA FUND, INC.	3/13/2019	169373107	CHN

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. Class II Director 1a. Richard A. Silver	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
CONSTELLATION ALPHA CAPITAL	3/21/2019	g2379f108	CNAC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment: Amend the Company's Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate a business combination (the "Extension") for an additional six months, from March 23, 2019 to September 23, 2019, and permit holders of public shares to redeem their shares for their pro rata portion of the trust account.
Issuer
For	For	2. DIRECTOR	Issuer
Dr. John Alexander
Kewal Handa
For	For
3. Ratification of Selection of Independent Registered Public Accounting Firm: To ratify the selection by the Company's Audit Committee of Marcum LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending March 31, 2019
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
BISON CAPITAL ACQUISTION CORP	3/21/2019	G1142P104	BCAC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend the Company's memorandum and articles of association (as may amended from time to time), to extend the date before which the Company must complete a business combination (Termination Date) from March 23, 2019 (Current Termination Date) to June 24, 2019 or such earlier date as determined by the Board (Extended Termination Date), and provide that the date for cessation of operations of the Company if the Company has not completed a business combination would similarly be extended by amending the Memorandum and Articles of Association.
Issuer
For	For
2. Trust Amendment: To amend and restate the Company's investment management trust agreement, dated June 19, 2017 (the "Trust Agreement") by and between the Company and Continental Stock Transfer & Trust Company (the "Trustee") to extend the date on which to commence liquidating the trust account (the "Trust Account") established in connection with the Company's initial public offering in the event the Company has not consummated a business combination from the Current Termination Date to the Extended Termination Date.
Issuer
For	None
2a. Intention to Exercise Redemption Rights: If you intend to exercise your redemption rights, please check "For" box. Checking "For" box, however, is not sufficient to exercise your redemption rights. You must comply with the procedures set forth in the proxy statement under the heading "The Special Meeting - Redemption Rights."
Issuer
For	None
2b. Shareholder Certification: I hereby certify that I am not acting on concert or as a "group" (as defined in Section 13(d) (3) of the Securities Exchange Act of 1934, as amended), with any other stockholder of the Company owned by me in connection with the Business Combination Proposal.
Issuer
For	For
3. Shareholder Certification: I hereby certify that I am not acting on concert or as a "group" (as defined in Section 13(d) (3) of the Securities Exchange Act of 1934, as amended), with any other stockholder of the Company owned by me in connection with the Business Combination Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
NUVEEN CONN QLTY MUNI INC FD	4/10/2019	67060D107	NTC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1a. DIRECTOR	Issuer
Judith M. Stockdale
Carole E. Stone
Margaret L. Wolff

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
NUVEEN CR STRAT INCOME FD	4/10/2019	67073D102	JQC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1a. DIRECTOR	Issuer
Judith M. Stockdale
Carole E. Stone
Margaret L. Wolff
William C. Hunter

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
TRI-CONTINENTAL CORP.	4/16/2019	895436103	TY

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Anthony M. Santomero
Minor M. Shaw
William F. Truscott
Mirror vote	For	2. To ratify the selection of PricewaterhouseCoopers LLP as the Corporation's independent registered public accounting firm.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
THE TAIWAN FUND, INC.	4/24/2019	874036106	TWN

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold All	For	1. DIRECTOR	Issuer
William C. Kirby
Anthony S. Clark
Thomas G. Kamp
Warren J. Olsen
Shelley E. Rigger
Against	For	2. To approve a proposed Investment Advisory Agreement between the Fund and Allianz Global Investors U.S. LLC.	Issuer
For	For
3. If properly presented at the Meeting, to consider a stockholder proposal to terminate the current investment advisory and management agreement between the Fund and JF International Management Inc. or, in the alternative, have the Board submit a plan to liquidate or open-end the Fund within one year.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
CM SEVEN ACQUISTION	4/24/2019	G2345N102	CMSS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve the Share Exchange Agreement, and among CM Seven Star, Kaixin Auto Group (Kaixin) and Renren Inc. (Seller) and transactions contemplated thereunder, including but not limited to CM Seven Star's acquisition of all the issued and outstanding shares and any other equity interests of Kaixin from the Seller, as provided for in the Share Exchange Agreement & consideration paid to the Seller and earn-out consideration by way of new issue of ordinary shares credited as fully paid in accordance with the Share Exchange Agreement, or Business Combination.
Issuer
For	For
2. To approve increase in the number of authorized ordinary shares of CM Seven Star to 500,000,000 and removal of the class of preferred shares. This proposal is referred to as the "Authorized Share Increase Proposal."
Issuer
For	For
3. To approve as a special resolution the change of CM Seven Star's name to Kaixin Auto Holdings and the adoption of the Second Amended and Restated Memorandum and Articles of Association of CM Seven Star as further described in the definitive proxy statement. This proposal is referred to as the "Amendment Proposal."
Issuer
For	For
4. To approve the issuance of more than 20% of the issued and outstanding ordinary shares of CM Seven Star pursuant to the terms of the Share Exchange Agreement, as required by Nasdaq Listing Rules 5635(a) and (d). This proposal is referred to as the "Nasdaq Proposal."
Issuer
For	For	5. To approve the 2018 CM Seven Star Equity Incentive Plan. This proposal is referred to as the "Equity Incentive Plan Proposal."	Issuer
For	For	6. DIRECTOR	Issuer
Anthony Ho
Sing Wang
Stephen N. Cannon
Jiong Shao
Michele Smith
For	For
7. To approve the adjournment of the annual general meeting in the event CM Seven Star does not receive the requisite shareholder vote to approve the Business Combination. This proposal is called the "Business Combination Adjournment Proposal."
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
General American Investors	4/24/2019	368802104	GAM

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Mr. Berens
Mr. Cullman
Mr. Davidson
Ms. Del Villar
Mr. Gordan
Ms. Gotbaum
Mr. Knafel
Ms. Lynch
Mr. Priest
Mr. Schirmer
Mirror Vote	For	2. Ratification of the selection of Ernst & Young LLP as auditors	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
ALLIANCE CALIFORNIA MUNI INC FD	4/26/2019	018546101	AKP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To approve the liquidation and dissolution of the fund	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
PENSARE ACQUISTION CORP.	4/26/2019	70957e105	WRLS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
The Charter Amendment: To amend Pensare's Amended and Restated Certificate of Incorporation to extend the date by which the Company has to consummate a business combination (the "Extension") for an additional three months, from May 1, 2019 to August 1, 2019, and permit holders of public shares to redeem their shares for their pro rata portion of the trust account.
Issuer
For	For
Adjournment of the Meeting: To direct the chairman of the special meeting to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve any of the foregoing proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Great Elm Capital	5/8/2019	390320109	GECC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.Director - Peter A. Reed	Issuer
For	For	2. To Ratify the appointment of Deloitte & Touche LLP as the Company's registered independent public accounting firm for the year ending December 2019	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
SOURCE CAPITAL, INC	5/13/2019	836144105	SOR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	DIRECTOR	Issuer
Atwood
Brown
Lipson
Osborne
Pisano
Purcell

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
EQUUS TOTAL RETURN, INC	5/17/2019	294766100	EQS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Fraser Atkinson
Kenneth I. Denos
Henry W. Hankinson
John A. Hardy
Robert L. Knauss
Mirror Vote	For	2. To ratify the selection of BDO USA, LLP as the Company's independent registered public accountant for the fiscal year ending December 31, 2019.	Issuer
Mirror Vote	For
3. To approve, in a non-binding vote, the compensation paid to the Company's executive officers in 2018, as disclosed pursuant to Item 402 of Regulation S-K, including the Compensation Discussion and Analysis, compensation tables, and narrative discussion.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
BIG ROCK PARTNERS ACQ.	5/21/2019	089482103	BRPA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Extension of Corporate Life: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to August 22, 2019.	Issuer
For	For	2. Early Termination: Approve the Company's early winding up and redemption of 100% of the outstanding public shares if determined by the Company's board of directors.	Issuer
For	For	3. DIRECTOR	Issuer
Lori B. Wittman
Michael Fong
Stuart Koenig

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Dividend and Income Fund	6/9/2019	25538A204	DNI

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	DIRECTOR	Issuer
Peter K. Werner
Thomas B. Winmill
For	Against	2. If properly presented at the meeting, the following shareholder proposal:	Issuer

RESOLVED: All investment advisory and management agreements between Dividend and Income Fund and Bexil Advisers LLC shall be terminated by the Fund, pursuant to the right of stockholders as embodied in Section 15(a)(3) of the Investment Company Act of 1940 and as required to be included in such agreements, at the earliest date the Fund is legally permitted to do so; provided, however, that if the Board proposes, and shareholders approve, at this meeting, a plan to liquidate or open-end the Fund within one year, then the investment advisory and management agreements between Dividend and Income Fund and Bexil Advisers LLC shall remain in effect as long as necessary to implement these actions.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
HILL INTERNATIONAL	6/11/2019	431466101	HIL

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
David Sgro
Sue Steele
Grant G. McCullagh
Paul J. Evans
For	For	Advisory vote to approve the Company's named executive officer compensation	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Trinity Place Holdings	6/13/2019	89656D101	TPHS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold All	For	1. DIRECTOR	Issuer
Alan Cohen
Matthew Messinger
Keith Pattiz

For	For	2. To ratify the appointment of BDO USA, LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2019.	Issuer
Against	For
3. To approve an amendment and restatement of the Trinity Place Holdings Inc. 2015 Stock Incentive Plan, including an increase to the number of shares of common stock available for awards under the plan by 1,000,000 shares.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital	6/14/2019	302635107	FSK

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Barbara Adams
Frederick Arnold
Michael C. Forman
Jerel A. Hopkins
Mirror Vote	For
2. To approve the application of the reduced asset coverage requirements in Section 61(a)(2) of the Investment Company Act of 1940, as amended, to the Company, which would permit the Company to increase the maximum amount of leverage that it is permitted to incur by reducing the asset coverage requirement applicable to the Company from 200% to 150%.
Issuer
Mirror Vote	For	3. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Mtech Acquistion Corp	6/17/2019	55378W107	MTEC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - to approve an Agreement and Plan of Merger, dated as of October 10, 2018, (as amended on April 17, 2019) a copy of which is attached to the accompanying proxy statement/prospectus as Annex A, providing for the combination of MTech and MJ Freeway, LLC, a Colorado limited liability company, under a new holding company called MTech Acquisition Holdings Inc. ("MTech Holdings"), and approve the transactions contemplated thereby (the "Business Combination").
Issuer
For	For
2A. The Charter Amendments Proposal - to approve and adopt the Amended and Restated Certificate of Incorporation of MTech Holdings: having a single class of common stock and an authorized 75,000,000 shares of common stock.
Issuer
For	For	2B. The Charter Amendments Proposal - to approve and adopt the Amended and Restated Certificate of Incorporation of MTech Holdings: having 5,000,000 authorized shares of preferred stock.	Issuer
For	For
2C. The Charter Amendments Proposal - to approve and adopt the Amended and Restated Certificate of Incorporation of MTech Holdings: fixing the number of directors of MTech Holdings at eight, subject to change by resolution adopted by the affirmative vote of at least a majority of the board of directors then in office.
Issuer
For	For
2D. The Charter Amendments Proposal - to approve and adopt the Amended and Restated Certificate of Incorporation of MTech Holdings: dividing the board of directors of MTech Holdings into three classes with staggered three-year terms.
Issuer
For	For	2E. The Charter Amendments Proposal - to approve and adopt the Amended and Restated Certificate of Incorporation of MTech Holdings: prohibiting stockholder actions by written consent.	Issuer
For	For	2F. The Charter Amendments Proposal - to approve and adopt the Amended and Restated Certificate of Incorporation of MTech Holdings: prohibiting stockholder actions by written consent.	Issuer
For	For
3. The Incentive Plan Proposal - to approve and adopt the MTech Acquisition Holdings Inc. 2019 Long Term Incentive Plan in connection with the Business Combination, a copy of which is attached to the accompanying proxy statement/prospectus as Annex C.
Issuer
For	For
4. The Adjournment Proposal - to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if MTech is unable to consummate the Business Combination for any reason.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen Japan Equity Fund	6/19/2019	00306j109	JEQ

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror	For	1.1 Election of Class II Director: Rahn Porter	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Brookfield Property Reit Inc	6/19/2019	11282X103	BPR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Caroline M. Atkinson
Jeffrey M. Blidner
Soon Young Chang
Richard B. Clark
Omar Carneiro da Cunha
Scott R. Cutler
Stephen DeNardo
Louis J. Maroun
Lars Rodert

For	For	2. To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2019.	Issuer
For	For	3. To amend and restate our Charter to authorize a new class of capital stock known as Class B-2 Stock, par value $0.01 per share.	Issuer
For	For
4. To amend and restate our Charter to reduce the rate of dividends payable on (i) the shares of the Company's Class B-1 Stock, par value $0.01 per share, from 10.0% per year of the liquidation amount per share (the "Class B Liquidation Amount") to 6.5% per year of the Class B Liquidation Amount effective as of June 26, 2019 and (ii) the shares of Company's Series B Preferred Stock, par value $0.01 per share, from 10.0% per year of the Class B Liquidation Amount to 8.65% per year of the Class B Liquidation Amount effective as of June 26, 2019.
Issuer
For	For
5. To amend and restate our Charter to clarify certain conversion mechanics relating to the Company's Class A Stock, par value $0.01 per share, acquired by Brookfield Property Partners L.P. (BPY) or an affiliate of BPY.
Issuer
For	For	6. To amend and restate our Charter to eliminate authorized common stock, par value $0.01 per share, and implement other ancillary amendments	Issuer
Against	For	7. To approve the Brookfield Property Group Restricted BPR Class A Stock Plan.	Issuer
Against	For	8. To approve the Brookfield Property L.P. FV LTIP Unit Plan	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
MVC CAPITAL, INC.	6/24/2019	553829102	MVC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. Directors	Issuer
Emilio Dominianni
Phillip Goldstein
Gerald Hellerman
Warren Holtsberg
Douglas Kass
Robert Knapp
Scott Krase
William Taylor
Michael Tokarz
MIRROR VOTE	For	2. To ratify the selection of Grant Thornton LLP as the Fund's independent registered public accounting firm for fiscal year 2019.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2018 - June 30,2019

Company Name	Meeting Date	CUSIP	Ticker
Black Ridge Acquistion Corp.	6/28/2019	09216T107	BRAC

	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To consider and vote upon a proposal to approve and adopt the Agreement and Plan of Reorganization, dated as of December 19, 2018, and to approve the transactions contemplated thereby.	Issuer
For	For
2a.To approve amendments to the amended and restated certificate of incorporation of BRAC, effective following the business combination, to: change the name of BRAC from "Black Ridge Acquisition Corp." to "Allied Esports Entertainment, Inc."
Issuer
For	For
2b. To approve amendments to the amended and restated certificate of incorporation of BRAC, effective following the business combination, to: increase the number of authorized shares of BRAC Common Stock
Issuer
For	For
2c. To approve amendments to the amended and restated certificate of incorporation of BRAC, effective following the business combination, to: remove provisions that will no longer be applicable to BRAC after the business combination.
Issuer
For	For	3a. To Elect the following Class A Director to serve until 2020 annual meeting: Ken DeCubellis	Issuer
For	For	3b. To Elect the following Class A Director to serve until 2020 annual meeting: Lyle Berman	Issuer
For	For	3c. To Elect the following Class A Director to serve until 2020 annual meeting: Benjamin Oehler	Issuer
For	For	3d. To Elect the following Class B Director to serve until 2021 annual meeting: Dr. Kan Hee Anthony Tyen	Issuer
For	For	3e. To Elect the following Class B Director to serve until 2021 annual meeting: Ho min Kim	Issuer
For	For	3f. To Elect the following Class B Director to serve until 2021 annual meeting: Bradley Berman	Issuer
For	For	3g. To Elect the following Class B Director to serve until 2021 annual meeting: Joseph Lahti	Issuer
For	For	3h. To Elect the following Class C Director to serve until 2022 annual meeting: Frank Ng	Issuer
For	For	3l.To Elect the following Class C Director to serve until 2022 annual meeting: Eric Yang	Issuer
For	For	3j. To Elect the following Class C Director to serve until 2022 annual meeting: Adam Pliska	Issuer
For	For	3k. To Elect the following Class C Director to serve until 2022 annual meeting: Maya Rogers	Issuer
For	For	4. To approve an equity incentive plan to be effective upon consummation of the business combination	Issuer
For	For	5. To adjourn the annual meeting to a later date or dates if determined by the officer presiding over the meeting.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)* /s/ Andrew Dakos
Andrew Dakos, President

Date August 8, 2019

* Print the name and title of each signing officer under his or her signature.